Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Cash and Cash Equivalents

All figures in £ millions	2021	2020
Cash at bank and in hand	660	599
Short-term bank deposits	277	498

	937	1,097

Summary of Cash and Cash Equivalents for Purpose of CashFlow Statement	Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2021	2020
Cash and cash equivalents	937	1,116
Bank overdrafts	—	(3)

	937	1,113